Acquisitions (Details 12)						12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Oct. 02, 2012 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Acquisition of Jiande City Noah Kindergarten [Member] CNY
Cash consideration - deposit						1,200,000
Cash consideration - other payables						300,000
Fair value of total consideration transferred						1,500,000
Cash and cash equivalents						78,000
Other receivables						195,000
Other payables and other current liabilities						(214,000)
Property, plant and equipment, net						350,000
Total identifiable net assets						409,000
Goodwill	12,299,498	75,486,942		56,738,812	103,025,561	1,091,000
Consideration			23,244,000			1,500,000
Cash consideration paid						1,200,000
- cash and cash equivalent acquired						(78,000)
Amount paid for acquisition						1,122,000